Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
License fees (note 6)	$ 24,325	$ 458	$ 497
Product sales (note 6)	2,167	0	0
Royalty income (note 6)	184	0	0
Sales commission and other	205	465	414
Total revenues	26,881	923	911
Cost of sales	2,104	0	0
Gross income	24,777	923	911
Operating expenses (note 20)
Research and development costs	2,932	10,704	16,495
General and administrative expenses	8,894	8,198	7,147
Selling expenses	3,109	5,095	6,745
Total operating expenses	14,935	23,997	30,387
Income (loss) from operations	9,842	(23,074)	(29,476)
Settlements (note 27)	(1,400)	0	0
Gain (loss) due to changes in foreign currency exchange rates	656	502	(70)
Change in fair value of warrant liability (note 17)	263	2,222	4,437
Other finance income	278	75	150
Net finance income (costs)	1,197	2,799	4,517
Income (loss) before income taxes	9,639	(20,275)	(24,959)
Income tax (expense) recovery (note 22)	(5,452)	3,479	0
Net income (loss)	4,187	(16,796)	(24,959)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	(260)	(1,430)	569
Items that will not be reclassified to profit or loss:
Actuarial gain (loss) on defined benefit plans	193	694	(1,479)
Comprehensive income (loss)	$ 4,120	$ (17,532)	$ (25,869)
Net income (loss) per share (basic) (note 26) (in dollars per share)	$ 0.25	$ (1.12)	$ (2.41)
Net income (loss) per share (diluted) (note 26) (in dollars per share)	$ 0.24	$ (1.12)	$ (2.41)
Weighted average number of shares outstanding (note 26)
Basic (in shares)	16,440,760	14,958,704	10,348,879
Diluted (in shares)	17,034,812	14,958,704	10,348,879